UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:   (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche                New York, New York            February 14, 2007
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total: $156,842
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------------   -----      --------  -------   --- ----   ----------  --------  ----    ------  ----
AIRCASTLE LTD                       COM         G0129k104   20,252     686,500 SH         SOLE        NONE        686,500
ANNALY CAP MGMT INC                 COM         035710409   16,692   1,200,000 SH         SOLE        NONE      1,200,000
ANWORTH MORTGAGE ASSET CP           COM         037347101    8,390     882,200 SH         SOLE        NONE        882,200
BROOKFIELD HOMES CORP               COM         112723101    8,074     215,015 SH         SOLE        NONE        215,015
CROSSTEX ENERGY INC                 COM         22765Y104   15,289     482,454 SH         SOLE        NONE        482,454
GENESIS LEASE LTD                   ADR         37183T107    9,635     410,000 SH         SOLE        NONE        410,000
GOVERNMENT PPTYS TR INC             COM         38374W107   11,466   1,081,674 SH         SOLE        NONE      1,081,674
GREAT LAKES BANCORP INC NEW         COM         390914109    6,875     489,659 SH         SOLE        NONE        489,659
HERCULES TECH GROWTH CAP INC        COM         427096508   10,327     724,721 SH         SOLE        NONE        724,721
MARTIN MARIETTA MATLS INC           COM         573284106    9,632      92,700 SH         SOLE        NONE         92,700
MFA MTG INVTS INC                   COM         55272X102    2,444     317,400 SH         SOLE        NONE        317,400
SIRIUS SATELLITE RADIO INC          COM         82966U103    1,239     350,000 SH         SOLE        NONE        350,000
SUN-TIMES MEDIA GROUP INC           COM         86688Q100    1,276     259,800 SH         SOLE        NONE        259,800
TRANSOCEAN INC                      ORD         G90078109    6,471      80,000 SH         SOLE        NONE         80,000
VALERO GP HLDGS LLC            UNIT LLC INTS    91914G108   17,414     701,600 SH         SOLE        NONE        701,600
VIACOM INC NEW                      CL B        92553P201    6,525     159,040 SH         SOLE        NONE        159,040
XM SATELLITE RADIO HLDGS INC        CL A        983759101    4,841     335,000 SH         SOLE        NONE        335,000



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